UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Item 1.	Schedule of Investments.

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — 90.94%
California Communities Notes Program Notes of Participations Tax and Revenue Anticipation Notes,
(County of Riverside), Series A-3
4.500%, due 06/30/08	10,000,000	10,063,300
California, Daily Kindergarten Universal,
Series A-3,
3.900%, VRD	2,600,000	2,600,000
Series B-2,
3.900%, VRD	5,700,000	5,700,000
California Department of Water Resources Power Supply Revenue,
Series B-1,
3.800%, VRD	900,000	900,000
Series B-2,
3.970%, VRD	5,500,000	5,500,000
Series B-3,
3.900%, VRD	1,000,000	1,000,000
Series B-4,
3.840%, VRD	6,100,000	6,100,000
Subseries F-2,
3.930%, VRD	4,200,000	4,200,000
Subseries F-3,
3.800%, VRD	20,425,000	20,425,000
Subseries G-8 (MBIA Insured),
3.700%, VRD	5,835,000	5,835,000
California Educational Facilities Authority Revenue Refunding (Carnegie Institution of Washington),
Series A,
3.730%, VRD	10,100,000	10,100,000
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-5,
3.720%, VRD	1,765,000	1,765,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A,
3.740%, VRD	3,900,000	3,900,000
California Health Facilities Financing Authority Revenue (Hospital Adventist Health Systems), Series A,
3.940%, VRD	435,000	435,000
California Health Facilities Financing Authority Revenue (Insured Hospital Adventist),
Series A (MBIA Insured),
3.880%, VRD	3,535,000	3,535,000
Series B (MBIA Insured),
3.880%, VRD	1,570,000	1,570,000
California Health Facilities Financing Authority Revenue (Kaiser Permanente), Series C,
3.800%, VRD	21,100,000	21,100,000
California Infrastructure & Economic Development Bank Insured Revenue (Rand Corp.),
Series B (AMBAC Insured),
3.840%, VRD	900,000	900,000
California Infrastructure & Economic Development Bank Revenue (Buck Institute for Age Research),
3.750%, VRD	15,500,000	15,500,000
California Infrastructure & Economic Development Bank Revenue (India Community Center),
3.950%, VRD	5,465,000	5,465,000
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust),
Series B,
3.750%, VRD	2,655,000	2,655,000
Series D,
3.750%, VRD	8,000,000	8,000,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center) (FGIC Insured),
3.950%, VRD	300,000	300,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California (Morgan Stanley Floater Certificates), Series 1599 (MBIA Insured),
3.890%, VRD[1,2]	4,989,500	4,989,500
California Municipal Finance Authority Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
3.950%, VRD	780,000	780,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric), Series C,
3.930%, VRD	21,400,000	21,400,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific), Series E,
3.880%, VRD	1,900,000	1,900,000
California Public Works Board Lease Revenue (Morgan Stanley Floater Certificates), Series 1717 (FGIC Insured),
3.890%, VRD[1,2]	9,994,000	9,994,000
California School Cash Reserve Program Certificates of Participation 2007-2008, Series A,
4.250%, due 07/01/08	24,000,000	24,109,114
California,
Series A-2,
3.830%, VRD	300,000	300,000
Series B, Subseries B-5,
3.730%, VRD	7,800,000	7,800,000
Series B, Subseries B-7,
3.900%, VRD	2,200,000	2,200,000
Series C-4,
3.780%, VRD	16,600,000	16,600,000
California Statewide Communities Development Authority Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
3.950%, VRD	1,020,000	1,020,000
California Statewide Communities Development Authority Revenue (Cathedral High School Project),
3.600%, VRD	6,810,000	6,810,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
Series B,
3.800%, VRD	10,000,000	10,000,000
Series C,
3.810%, VRD	22,160,000	22,160,000
Series M,
3.800%, VRD	3,400,000	3,400,000
California Statewide Communities Development Authority Revenue (North Peninsula Jewish Campus),
3.880%, VRD	4,000,000	4,000,000
California Statewide Communities Development Authority Revenue (Sweep Loan Program), Series A,
3.770%, VRD	11,200,000	11,200,000
California Transit Finance Authority (FSA Insured),
3.730%, VRD	4,200,000	4,200,000
California University Revenue Systemwide, Series A (Merrill Lynch P-Floats, Series 4350) (FSA Insured),
3.920%, VRD[1,2]	6,845,000	6,845,000
California, Weekly Kindergarten Universal, Public Series A-9,
3.760%, VRD	7,395,000	7,395,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Certificates of Participation Refunding, Series D,
3.860%, VRD	250,000	250,000
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Jewish Home San Francisco),
3.880%, VRD	12,825,000	12,825,000
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Oshman Family Jewish Community),
4.160%, VRD	20,000,000	20,000,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series B-2 (XLCA Insured),
3.630%, VRD	14,540,000	14,540,000
Belmont-Redwood Shores School District (JP Morgan PUTTERs, Series 2103) (FSA Insured),
3.880%, VRD[2]	13,185,000	13,185,000
Calleguas-Las Virgines Public Financing Authority Revenue (Calleguas Municipal Water District Project),
Series A (Bank of America Austin Certificates, Series 2007-2023) (FGIC Insured),
3.880%, VRD[1,2]	5,160,000	5,160,000
Desert Sands California Unified School District (ABN AMRO MuniTops Certificates Trust, Series 2006-41) (AMBAC Insured),
3.880%, VRD[1,2]	27,000,000	27,000,000
East Bay Municipal Utility District Wastewater Systems Revenue Refunding,
Subseries 1 (XLCA Insured),
3.750%, VRD	10,525,000	10,525,000
Subseries A (Bank of America Austin Certificates, Series 2007-158) (AMBAC Insured),
3.880%, VRD[1,2]	7,450,000	7,450,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (FGIC Insured),
3.870%, VRD[1,2]	15,000,000	15,000,000
East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-1 (XLCA Insured),
3.750%, VRD	10,500,000	10,500,000
Foothill-De Anza Community College District (JP Morgan PUTTERs, Series 1837T) (AMBAC Insured),
3.880%, VRD[1,2]	10,500,000	10,500,000
Foothill-De Anza Community College District (Morgan Stanley Floater Certificates),
Series 1786 (AMBAC Insured),
3.890%, VRD[1,2]	13,900,000	13,900,000
Series 1844 (AMBAC Insured),
3.890%, VRD[1,2]	15,475,000	15,475,000
Foothill-De Anza Community College District, Series B (Merrill Lynch P-Floats),
Series 4151 (AMBAC Insured),
3.950%, VRD[1,2]	7,845,000	7,845,000
Fremont Certificates of Participation (Maintenance Center & Fire Project) (AMBAC Insured),
3.730%, VRD	1,410,000	1,410,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Hemet Unified School District (Morgan Stanley Floater Certificates), Series 1869 (FSA Insured),
3.890%, VRD[1,2]	9,215,000	9,215,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 04-20), Series B,
3.950%, VRD	5,703,000	5,703,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 05-21), Series A,
3.950%, VRD	3,150,000	3,150,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 07-22), Series A,
3.950%, VRD	3,300,000	3,300,000
Irvine Ranch Water District Consolidated Bonds,
3.920%, VRD	300,000	300,000
Irvine Ranch Water District Consolidated Bonds, Series B,
3.920%, VRD	2,400,000	2,400,000
Irvine Ranch Water District (Improvement District No. 182), Series A,
3.840%, VRD	900,000	900,000
Irvine Ranch Water District (Improvement District No. 284), Series A,
3.840%, VRD	300,000	300,000
Los Angeles Convention & Exhibition Center Authority Lease Revenue Refunding, Series B-1 (AMBAC Insured),
3.630%, VRD	4,950,000	4,950,000
Los Angeles County Tax and Revenue Anticipation Notes,
4.500%, due 06/30/08	25,000,000	25,158,250
Los Angeles Unified School District (Citigroup Eagle Class A Certificates 20070061) (AMBAC Insured),
3.870%, VRD[1,2]	8,000,000	8,000,000
Los Angeles Unified School District (JP Morgan PUTTERs),
Series 487, (FSA Insured),
3.840%, VRD[1,2]	12,710,000	12,710,000
Series 1558, (FGIC Insured),
3.880%, VRD[1,2]	13,975,000	13,975,000
Series 2016, (FSA Insured),
3.880%, VRD[1,2]	12,600,000	12,600,000
Los Angeles Unified School District Refunding, Series B (Bank of America Austin Certificates, Series 2007-146) (FGIC Insured),
3.880%, VRD[1,2]	7,230,000	7,230,000
Los Angeles Unified School District Tax and Revenue Anticipation Notes,
4.500%, due 12/03/07	15,500,000	15,520,887
Los Angeles Wastewater Systems Revenue Refunding, Subseries D (XLCA Insured),
3.770%, VRD	8,200,000	8,200,000
Los Angeles Water and Power Revenue (Citigroup ROCS, Series RR-II-R-500) (FSA Insured),
3.880%, VRD[1,2]	39,000,000	39,000,000
Los Angeles Water and Power Revenue,
Subseries A-3,
3.740%, VRD	6,600,000	6,600,000
Subseries A-4,
3.740%, VRD	5,000,000	5,000,000
Subseries B-2,
3.650%, VRD	1,500,000	1,500,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Mendocino-Lake Community College District (Morgan Stanley Floater Certificates), Series 1931 (MBIA Insured),
3.890%, VRD[1,2]	11,330,000	11,330,000
Menlo Park Community Development Agency Tax Allocation Refunding (Las Pulgas Community Development) (AMBAC Insured),
3.980%, VRD	4,600,000	4,600,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20040044),
3.870%, VRD[1,2]	8,380,000	8,380,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071),
3.870%, VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A,
3.800%, VRD	16,835,000	16,835,000
Series A-2,
3.750%, VRD	1,100,000	1,100,000
Series C-2,
3.770%, VRD	12,230,000	12,230,000
Metropolitan Water District Southern California Waterworks Revenue, Series C-1,
3.920%, VRD	2,700,000	2,700,000
Modesto Irrigation District Financing Authority Revenue (Morgan Stanley Floater Certificates),
Series 1849 (MBIA Insured),
3.910%, VRD[1,2]	3,950,000	3,950,000
M-S-R Public Power Agency Revenue Subordinated Lien, (San Juan Project) Series F (MBIA Insured),
3.860%, VRD	2,800,000	2,800,000
Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project),
Series C-2,
3.740%, VRD	20,513,000	20,513,000
3.800%, VRD	15,000,000	15,000,000
Oakland Certificates of Participation (Capital Equipment Project),
3.810%, VRD	8,700,000	8,700,000
Orange County Apartment Development Revenue (Niguel Village), Series AA,
3.750%, VRD	6,490,000	6,490,000
Orange County Apartment Development Revenue (Seaside Meadow Partners), Series C (FHLMC Insured),
3.720%, VRD	13,200,000	13,200,000
Orange County Transportation Authority Toll Road Revenue (91 Express Lanes), Series B-1 (AMBAC Insured),
3.730%, VRD	4,500,000	4,500,000
Orange County Water District Revenue Certificates of Participation, Series A,
3.740%, VRD	40,000,000	40,000,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pittsburg Redevelopment Agency Tax Allocation (Los Medanos Community), Series A (AMBAC Insured),
3.980%, VRD	1,600,000	1,600,000
Puerto Rico Electric Power Authority Power Revenue (Wachovia Bank Merlots), Series C-58 (FGIC Insured),
3.900%, VRD[1,2]	4,500,000	4,500,000
Riverside County Certificates of Participation (ACES Riverside County Public Facility), Series A,
3.780%, VRD	4,700,000	4,700,000
Rohnert Park Community Development Commission Tax Allocation Revenue (Citigroup ROCS, Series RR-II, R-881) (FGIC Insured),
3.880%, VRD[1,2]	12,000,000	12,000,000
Rowland Unified School District (Morgan Stanley Floater Certificates), Series 1484 (FSA Insured),
3.890%, VRD[1,2]	3,455,000	3,455,000
Sacramento Area Flood Control Agency, Series A (Bank of America Austin Certificates, Series 2007-162) (FGIC Insured),
3.880%, VRD[1,2]	7,160,000	7,160,000
Sacramento County Certificates of Participation (Administration Center and Courthouse Project),
3.730%, VRD	5,135,000	5,135,000
Sacramento County Housing Authority Multi-Family Housing Revenue Refunding (Ashford), Series D (FNMA Insured),
3.740%, VRD	4,500,000	4,500,000
Sacramento County Water Financing Authority Revenue (Morgan Stanley Floater Certificates),
Series 1769 (FGIC Insured),
3.890%, VRD[1,2]	20,000,000	20,000,000
Sacramento Municipal Utility District Electric Revenue (ABN AMRO MuniTops Certificates Trust, Series 2003-17) (MBIA Insured),
3.880%, VRD[1,2]	17,670,000	17,670,000
San Bernardino County Certificates of Participation (County Center Refinancing Project),
3.760%, VRD	8,900,000	8,900,000
San Diego Community College District (Citigroup Eagle Class A Certificates 20070134) (FSA Insured),
3.880%, VRD[1,2]	16,830,000	16,830,000
San Diego County and School District Tax and Revenue Anticipation Notes, Series A,
4.500%, due 06/30/08	7,000,000	7,045,327
San Francisco City and County Airports Community International Airport Revenue Refunding,
Second Series 33I (XLCA Insured),
3.660%, VRD	4,350,000	4,350,000
Second Series 33J (XLCA Insured),
3.650%, VRD	18,200,000	18,200,000
San Francisco City and County Certificates of Participation (Morgan Stanley Floater Certificates),
Series 1883 (FGIC Insured),
3.880%, VRD[1,2]	6,285,000	6,285,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4),
3.750%, VRD	4,000,000	4,000,000
San Francisco City and County Unified School District (Proposition A-Election 2006), Series A (Merrill Lynch P-Floats, Series 216) (FSA Insured),
3.950%, VRD[1,2]	5,770,000	5,770,000
San Jacinto Unified School District (Merrill Lynch P-Floats, Series 4340) (FSA Insured),
4.030%, VRD[1,2]	4,800,000	4,800,000
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue (Citigroup ROCS, Series RR II R-11094Z) (MBIA Insured),
3.890%, VRD[1,2]	6,110,000	6,110,000
San Jose Redevelopment Agency Tax Allocation (JP Morgan PUTTERs),
Series 1620 (MBIA Insured),
3.880%, VRD[1,2]	4,530,000	4,530,000
Series 1621 (MBIA Insured),
3.880%, VRD[1,2]	5,900,000	5,900,000
San Mateo County Transportation District Sales Tax Revenue Refunding, Series A (ABN AMRO MuniTops Certificates Trust, Series 2006-19) (MBIA Insured),
3.880%, VRD[1,2]	13,660,000	13,660,000
Santa Ana Health Facililies Revenue (Multi Modal Town and Country),
3.880%, VRD	1,000,000	1,000,000
Santa Clara Unified School District Tax and Revenue Anticipation Notes,
4.500%, due 07/01/08	12,000,000	12,078,011
Santa Clarita Community College District (Merrill Lynch P-Floats, Series 250) (MBIA Insured),
3.950%, VRD[1,2]	6,360,000	6,360,000
Santa Clarita Community College District (Morgan Stanley Floater Certificates), Series 1828 (MBIA Insured),
3.890%, VRD[1,2]	18,115,000	18,115,000
Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured),
3.740%, VRD	15,050,000	15,050,000
Southern California Public Power Authority Power Project Revenue Refunding (Palo Verde Project),
Series C (AMBAC Insured),
3.750%, VRD	6,445,000	6,445,000
Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project),
3.880%, VRD	2,900,000	2,900,000
University of California Regents Pooled Revenue (Bank of America Austin Certificates, Series 2007-118) (MBIA Insured),
3.880%, VRD[1,2]	10,340,000	10,340,000
University of California Regents Pooled Revenue, Series B-1,
3.950%, VRD	6,900,000	6,900,000

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
University of California Revenue (Bank of America Austin Certificates, Series 2007-119) (FSA Insured),
3.880%, VRD[1,2]	10,000,000	10,000,000
University of California Revenue (JP Morgan PUTTERs, Series 1671),
3.880%, VRD[1,2]	6,100,000	6,100,000
Vernon Natural Gas Financing Authority Revenue (Vernon Gas Project), Series C (MBIA Insured),
3.750%, VRD	3,400,000	3,400,000

Total municipal bonds and notes (cost—$1,149,044,389)		1,149,044,389

Tax-exempt commercial paper—5.01%
California Educational Facilities Authority Revenue Refunding (Carnegie Institute of Washington),
3.590%, due 10/19/07	9,000,000	9,000,000
3.610%, due 11/16/07	8,500,000	8,500,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
3.730%, due 10/04/07	2,751,000	2,751,000
Contra Costa Water District, Series A,
3.680%, due 10/15/07	6,000,000	6,000,000
Los Angeles County Metropolitan Transportation,
3.700%, due 10/03/07	6,724,000	6,724,000
Riverside County,
3.680%, due 10/05/07	10,500,000	10,500,000
San Diego County Regional Airport,
3.470%, due 01/10/08	5,000,000	5,000,000
San Diego County Regional Transportation Commission,
3.490%, due 12/03/07	2,000,000	2,000,000
3.600%, due 10/05/07	1,726,000	1,726,000
San Jose Finance Authority,
3.710%, due 10/04/07	7,062,000	7,062,000
Ventura County Public Finance Authority,
3.500%, due 11/14/07	4,000,000	4,000,000

Total tax-exempt commercial paper (cost—$63,263,000)		63,263,000

Municipal asset-backed security (multiple underlying bonds)—1.13%
JP Morgan Chase & Co. I-PUTTERs Trust, Series 1711P (FSA Insured),
3.940%, VRD[1,2] (cost—$14,275,000)	14,275,000	14,275,000

Money market fund[3]—2.31%
BlackRock California Municipal Fund,
3.611%, (cost—$29,200,000)	29,200,000	29,200,000

Total investments (cost — $1,255,782,389 which approximates cost for federal income tax purposes)[4]— 99.39%		1,255,782,389
Other assets in excess of liabilities — 0.61%		7,694,390

Net assets (applicable to 1,263,869,540 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		1,263,476,779

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 36.36% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS RMA California Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

2	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Rate shown reflects yield at September 30, 2007.

4	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

ACES	Adjustable Convertible Extendable Securities

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2007 and reset periodically.

XLCA	XL Capital Assurance

Weighted average maturity — 24 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2007.

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — 88.64%
New York State Dormitory Authority Revenue (Cornell University),
Series B,
3.780%, VRD	13,980,000	13,980,000
Series B,
3.960%, VRD	3,265,000	3,265,000
New York State Dormitory Authority Revenue (Metropolitan Museum of Art),
3.750%, VRD	5,847,000	5,847,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series B,
3.780%, VRD	15,300,000	15,300,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Long Island University) (CIFG Insured),
4.050%, VRD	8,000,000	8,000,000
New York State Dormitory Authority Revenue Secondary Issues (Citigroup Eagle Class A Certificates 200070096),
3.900%, VRD[1,2]	7,000,000	7,000,000
New York State Dormitory Authority Revenue Secondary Issues (Morgan Stanley Floaters Certificates),
Series 1946 (AMBAC Insured),
3.900%, VRD[1,2]	2,890,000	2,890,000
Series 1971,
3.900%, VRD[1,2]	5,128,000	5,128,000
New York State Dormitory Authority Revenue Secondary Issues (Wachovia Bank Merlots), Series A-06 (FSA Insured),
3.920%, VRD[1,2]	4,210,000	4,210,000
New York State Dormitory Authority State Personal Income Tax Revenue (Morgan Stanley Floater Certificates), Series 1598,
3.900%, VRD[1,2]	15,000,000	15,000,000
New York State Energy Research & Development Authority Facilities Revenue (Con Edison),
Subseries A-1,
3.770%, VRD	6,000,000	6,000,000
New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project),
Series A (AMBAC Insured),
3.750%, VRD	6,750,000	6,750,000
Series A (FGIC Insured),
3.750%, VRD	10,400,000	10,400,000
New York State Housing Finance Agency (Normandie Court I Project),
3.850%, VRD	4,900,000	4,900,000
New York State Housing Finance Agency Revenue (Housing Historic Front Street), Series A,
3.770%, VRD	15,100,000	15,100,000
New York State Housing Finance Agency Revenue (North End), Series A (FNMA Insured),
3.880%, VRD	9,600,000	9,600,000
New York State Housing Finance Agency Service Contract Revenue Refunding,
Series A,
3.830%, VRD	20,100,000	20,100,000
Series D,
3.830%, VRD	9,700,000	9,700,000
Series I,
3.880%, VRD	13,500,000	13,500,000
New York State Local Government Assistance Corp.,
Series C,
3.750%, VRD	13,200,000	13,200,000
Series G,
3.750%, VRD	11,865,000	11,865,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York State Thruway Authority Highway & Bridge Trust Fund (JP Morgan PUTTERs, Series 2032) (AMBAC Insured),
3.900%, VRD[1,2]	7,000,000	7,000,000
New York State Thruway Authority Personal Income Tax Revenue (JP Morgan PUTTERs, Series 1186) (FSA Insured),
3.900%, VRD[1,2]	6,225,000	6,225,000
New York State Thruway Authority Second Generation Highway & Bridge Trust Fund (JP Morgan PUTTERs, Series 1413) (AMBAC Insured),
3.900%, VRD[1,2]	5,790,000	5,790,000
New York State Thruway Authority Second Generation Highway & Bridge Trust Fund (Wachovia Bank Merlots), Series H-02 (AMBAC Insured),
3.910%, VRD[1,2]	6,435,000	6,435,000
New York State Thruway Authority Service Contract Revenue (JP Morgan PUTTERs, Series 145) (AMBAC Insured),
3.900%, VRD[1,2]	10,000,000	10,000,000
New York State Urban Development Corp. Revenue (Morgan Stanley Floater Certificates), Series 1718,
3.900%, VRD[1,2]	6,700,000	6,700,000
New York State Urban Development Corp. Revenue (State Facilities & Equipment),
Subseries A-3-B (CIFG Insured),
3.730%, VRD	14,000,000	14,000,000
Subseries A-3-C (CIFG Insured),
3.800%, VRD	8,570,000	8,570,000
Bellmore Union Free School District Tax Anticipation Notes,
4.000%, due 06/27/08	1,700,000	1,705,137
Board of Cooperative Educational Services First Supervisory District Revenue Anticipation Notes,
4.250%, due 06/27/08	3,000,000	3,010,013
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
3.840%, VRD	6,335,000	6,335,000
East Hampton Township Bond Anticipation Notes, Series B,
4.250%, due 08/28/08	3,583,000	3,602,498
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.),
Series A,
3.880%, VRD	10,220,000	10,220,000
Erie County Industrial Development Agency School Facilities Revenue (JP Morgan PUTTERs, Series 2090) (FSA Insured),
3.900%, VRD[1,2]	14,800,000	14,800,000
Erie County Water Authority (AMBAC Insured),
3.760%, VRD	6,550,000	6,550,000
Great Neck North Water Authority Systems Revenue, Series A (FGIC Insured),
3.800%, VRD	2,290,000	2,290,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Haverstraw Stony Point Central School District (FSA Insured),
4.500%, due 10/15/07	3,814,358	3,815,636
Herricks Union Free School District Tax Anticipation Notes,
4.000%, due 06/27/08	2,000,000	2,005,293
4.125%, due 06/27/08	5,200,000	5,218,797
Hudson Yards Infrastructure Corp. Revenue (JP Morgan PUTTERs, Series 1649) (MBIA Insured),
3.900%, VRD[1,2]	4,705,000	4,705,000
Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-3,
3.770%, VRD	25,500,000	25,500,000
Kings Park Central School District Tax Anticipation Notes,
4.000%, due 06/27/08	12,000,000	12,046,080
Long Island Power Authority Electric Systems Revenue (JP Morgan PUTTERs, Series 1917) (FGIC Insured)
3.900%, VRD[1,2]	8,995,000	8,995,000
Long Island Power Authority Electric Systems Revenue (Morgan Stanley Floaters Certificates), Series 1943 (FSA Insured)
3.900%, VRD[1,2]	13,291,500	13,291,500
Long Island Power Authority Electric Systems Revenue,
Subseries 1-B,
3.960%, VRD	7,235,000	7,235,000
Subseries 3-B,
3.890%, VRD	4,200,000	4,200,000
Merrick Union Free School District Tax Anticipation Notes,
4.250%, due 06/24/08	1,000,000	1,003,730
Metropolitan Transit Authority New York Dedicated Tax Fund (ABN AMRO MuniTops Certificates Trust, Series 2006-49) (MBIA Insured),
3.910%, VRD[1,2]	10,375,000	10,375,000
Metropolitan Transportation Authority Revenue (Citigroup Eagle Class A Certificates 20070074) (FSA Insured),
3.900%, VRD[1,2]	9,850,000	9,850,000
Metropolitan Transportation Authority Revenue (Citigroup Eagle Class A Certificates 20070095) (FSA Insured),
3.900%, VRD[1,2]	6,000,000	6,000,000
Metropolitan Transportation Authority Revenue (JP Morgan PUTTERs, Series 1659) (FSA Insured),
3.900%, VRD[1,2]	6,790,000	6,790,000
Metropolitan Transportation Authority Revenue, Subseries G-2,
3.920%, VRD	1,200,000	1,200,000
Mineola Union Free School District Tax Anticipation Notes,
4.250%, due 06/27/08	16,500,000	16,558,625
Monroe County Industrial Development Agency Civic Facilities Revenue Refunding (Nazareth College), Series B (MBIA Insured),
3.880%, VRD	6,665,000	6,665,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
3.880%, VRD	31,000,000	31,000,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured),
3.800%, VRD	6,500,000	6,500,000
New York City Industrial Development Agency Civic Facility Revenue (Allen Stevenson School),
3.870%, VRD	5,110,000	5,110,000
New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project),
3.820%, VRD	31,585,000	31,585,000
New York City Industrial Development Agency Civic Facility Revenue (Convent Sacred Heart School),
3.870%, VRD	3,150,000	3,150,000
New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC),
Series A,
3.860%, VRD	4,800,000	4,800,000
Series B,
4.110%, VRD	31,050,000	31,050,000
New York City (Morgan Stanley Floater Certificates) Series 1973,
3.900%, VRD[1,2]	10,000,000	10,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1,
3.970%, VRD	24,850,000	24,850,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Series C (ABN AMRO MuniTops Certificates Trust, Series 2006-3) (XLCA Insured),
3.910%, VRD1,[2]	8,335,000	8,335,000
New York City Municipal Water Authority (Bank of America Austin Certificates, Series 2007-132),
3.890%, VRD1,[2]	6,000,000	6,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (ABN AMRO MuniTops Certificates Trust, Series 2004-46) (FSA Insured),
3.910%, VRD1,[2]	12,000,000	12,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series AA-1,
4.020%, VRD	2,100,000	2,100,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue,
Series F-1,
3.960%, VRD	2,500,000	2,500,000
Subseries C-1,
3.960%, VRD	4,400,000	4,400,000
New York City,
Series E, Subseries E-2,
3.970%, VRD	10,165,000	10,165,000
Series I, Subseries I-3,
3.960%, VRD	12,600,000	12,600,000
Series I, Subseries I-5,
4.000%, VRD	8,000,000	8,000,000
Subseries A-4,
3.980%, VRD	3,100,000	3,100,000
Subseries A-6 (FSA Insured),
3.980%, VRD	6,200,000	6,200,000
Subseries H-1,
3.970%, VRD	650,000	650,000
3.980%, VRD	600,000	600,000

UBS RMA New York Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York City Trust for Cultural Resources Revenue (Museum of Broadcasting),
3.820%, VRD	9,215,000	9,215,000
Niagara Falls Bridge Commission Toll Revenue, Series A (FGIC Insured),
3.760%, VRD	4,800,000	4,800,000
Oneida County Industrial Development Agency Revenue Civic Facilities (Hamilton College) (MBIA Insured),
3.800%, VRD	13,915,000	13,915,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
3.880%, VRD	7,000,000	7,000,000
Port Authority of New York and New Jersey (JP Morgan PUTTERs, Series 2092) (FSA Insured),
3.900%, VRD[1,2]	13,700,000	13,700,000
Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation),
Series 2,
3.890%, VRD	4,900,000	4,900,000
Series 3,
4.000%, VRD	2,900,000	2,900,000
Puerto Rico Electric Power Authority Power Revenue (Wachovia Bank Merlots), Series C58 (FGIC Insured),
3.900%, VRD[1,2]	4,500,000	4,500,000
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project),
3.880%, VRD	4,000,000	4,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital),
Series C,
3.880%, VRD	8,835,000	8,835,000
Rockville Centre Union Free School District Tax Anticipation Notes,
4.000%, due 06/27/08	6,000,000	6,021,580
Suffolk County Water Authority Bond Anticipation Notes,
3.830%, VRD	18,700,000	18,700,000
Tompkins County Industrial Development Agency Revenue (Civic Facilities Cornell), Series A,
3.780%, VRD	16,080,000	16,080,000
Triborough Bridge & Tunnel Authority Revenue (Citigroup ROCS, Series RR II R-11225) (AMBAC Insured),
3.920%, VRD[1,2]	6,500,000	6,500,000
Triborough Bridge & Tunnel Authority Revenue (JP Morgan PUTTERs),
Series 304 (MBIA Insured),
3.900%, VRD[1,2]	7,930,000	7,930,000
Series 1916,
3.900%, VRD[1,2]	7,600,000	7,600,000
Triborough Bridge & Tunnel Authority Revenue Refunding (ABN AMRO MuniTops Certificates Trust, Series 2002-31) (MBIA Insured),
3.910%, VRD[1,2]	16,000,000	16,000,000

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-3,
3.890%, VRD	4,600,000	4,600,000

Total municipal bonds and notes (cost — $842,313,889)		842,313,889

Tax-exempt commercial paper — 10.84%
New York City General Obligation Bonds
3.640%, due 10/18/07	10,500,000	10,500,000
New York City Municipal Water Finance Authority
3.530%, due 12/20/07	7,000,000	7,000,000
New York State Environmental Quality
3.670%, due 10/04/07	3,500,000	3,500,000
New York State Power Authority
3.600%, due 10/05/07	3,500,000	3,500,000
3.620%, due 10/17/07	13,000,000	13,000,000
3.630%, due 10/09/07	10,300,000	10,300,000
3.640%, due 11/14/07	2,500,000	2,500,000
3.660%, due 11/13/07	9,005,000	9,005,000
3.720%, due 11/20/07	9,000,000	9,000,000
Metropolitan Transportation Authority,
3.740%, due 11/05/07	10,000,000	10,000,000
Port Authority of New York & New Jersey,
3.660%, due 11/16/07	13,680,000	13,680,000
3.760%, due 12/14/07	11,035,000	11,035,000

Total tax-exempt commercial paper (cost — $103,020,000)		103,020,000

Total investments (cost — $945,333,889 which approximates cost for federal income tax purposes)[3] — 99.48%		945,333,889
Other assets in excess of liabilities — 0.52%		4,911,136

Net assets (applicable to 950,360,823 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		950,245,025

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 25.65% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AMBAC	American Municipal Bond Assurance Corporation

CIFG	CDC IXIS Financial Guaranty

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2007 (unaudited)

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2007 and reset periodically.

XLCA	XL Capital Assurance

Weighted average maturity — 20 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date:	November 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow Vice President and Treasurer

Date:	November 29, 2007